CASH FLOW INFORMATION (Details) - Schedule of cash and cash equivalents and restricted cash - USD ($)	Jul. 31, 2026	Jul. 31, 2025
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents	$ 2,074,964	$ 748,597
Restricted cash, tenant security deposits	959,203	938,342
Restricted cash, other	71,828	71,806
Cash flow information	$ 3,105,995	$ 1,758,745